Equity Method Investments - Summary of Statements of Operation Information for the Company's Equity Method Investments (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Revenue	$ 7,937	$ 5,317	$ 22,596	$ 14,728	$ 21,135	$ 13,713
Net income/(loss)	(46,897)	(14,422)	(251,038)	(9,145)	(19,535)	(66,145)
LeoStella And X-Bow [Member]
Schedule of Equity Method Investments [Line Items]
Revenue	3,494	9,604	24,212	12,946	14,917	2,676
Gross margin	553	1,381	7,110	1,924	2,636	711
Net income/(loss)	$ (1,590)	$ 184	$ 570	$ (1,494)	$ (1,873)	$ (3,116)